Consolidated Financial Highlights - USD ($) $ in Millions		3 Months Ended		12 Months Ended
		Mar. 31, 2023		Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Fair Value Disclosures [Abstract]
Net asset value at beginning of period		$ 4.44		$ 13.75	$ 14.82		$ 17.70		$ 26.69		$ 23.83
Income from investment operations:
Net investment income (loss), before deferred taxes		(0.03)		(1.81)	0.44	[1]	0.09	[1]	0.90	[1]	(1.29)	[1]
Deferred tax benefit									(0.08)		0.07
Net investment gain (losses)		(0.03)		(1.81)	0.44		0.09		0.82		(1.22)
Net realized and unrealized gains (losses) on investments, before deferred taxes		(0.66)		(7.50)	(1.51)		(2.30)		(12.15)		5.13
Deferred tax expense							(1.13)		2.34		(1.23)
Net realized and unrealized gains (losses) on investments, after deferred taxes		(0.66)		(7.50)	(1.51)		(3.43)		(9.81)		3.90
Total from investment operations		(0.69)		(9.31)	(1.07)		(3.34)		(8.99)		2.68
Realized capital gains											(0.03)
Anti-dilutive effect from capital share transactions							0.46				0.21
Net asset value at end of period		3.75		4.44	13.75		14.82		17.70		26.69
Market value at end of period		$ 0.95		$ 0.95	$ 4.01		$ 4.47		$ 6.43		$ 11.20
Based on Net Asset Value		(15.54%)	[2]	(67.71%)	(7.22%)		(16.27%)		(33.68%)		12.39%
Based on Market Value			[2]	(76.31%)	(10.29%)		(30.48%)		(42.59%)		25.43%
Net assets at end of period (millions)		$ 25.9		$ 30.6	$ 94.8		$ 102.1		$ 127.1		$ 191.6
Ratio of total expenses to average net assets:
Before tax (benefit)/expense		5.59%	[3]	4.11%	3.12%		3.10%		(2.84%)	[4]	6.75%	[4]
Deferred tax (benefit)/expense	[5],[6]						8.02%	[7]	(9.91%)		4.43%
Total expenses		5.59%	[3]	4.11%	3.12%		11.12%		(12.75%)	[4]	11.18%	[4]
Total expenses, excluding incentive fees and deferred tax expense		5.59%	[3]	4.11%	3.12%		3.10%		2.80%		2.77%
Ratio of net investment income (loss) to average net assets:
Before tax benefit		(2.84%)	[3]	(20.96%)	2.94%		0.64%		3.93%	[4]	(4.93%)	[4]
Deferred tax benefit	[6],[8]								(0.33%)		0.28%
Net investment income (loss)		(2.84%)	[3]	(20.96%)	2.94%		0.64%		3.60%		(4.65%)
Portfolio turnover rate		0.00%	[2]	15.00%	16.00%		13.00%		18.00%		44.00%

[1]	Calculated using average shares outstanding.
[2]	Not Annualized.
[3]	Annualized.
[4]	Amount includes the incentive fee. For the years ended December 31, 2019, December 31, 2018 and December 31, 2017 the ratio of the incentive fee to average net assets was (5.64)%, 3.98% and 1.15% respectively.
[5]	Deferred tax expense estimate is derived from net investment income (loss), and realized and unrealized gains (losses).
[6]	The deferred tax expense and tax benefit are based on average net assets.
[7]	As restated to reflect the removal of parenthetical notation to appropriately present ratio as deferred tax expense.
[8]	Deferred tax benefit estimate for the ratio calculation is derived from net investment income (loss) only.